Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net earnings	$ 1,631,249,000	$ 1,466,142,000
Adjustments for:
Amortization, depreciation and impairment	519,648,000	474,622,000
Deferred income tax recovery	(109,496,000)	(7,496,000)
Foreign exchange gain	(766,000)	(254,000)
Share-based payment costs	58,214,000	48,996,000
Gain on lease terminations and sale of property, plant and equipment	(3,065,000)	(6,119,000)
Net change in non-cash working capital items and others	16,465,000	(110,893,000)
Cash provided by operating activities	2,112,249,000	1,864,998,000
Investing activities
Net change in short-term investments	(81,131,000)	(4,881,000)
Business acquisitions (considering bank overdraft assumed and cash acquired)	(13,039,000)	(571,911,000)
Loan receivable	(15,846,000)	0
Purchase of property, plant and equipment	(159,769,000)	(156,136,000)
Proceeds from sale of property, plant and equipment	0	3,790,000
Additions to contract costs	(102,082,000)	(84,283,000)
Additions to intangible assets	(147,200,000)	(137,621,000)
Purchase of long-term investments	(93,275,000)	(11,905,000)
Proceeds from sale of long-term investments	50,484,000	51,000,000
Cash used in investing activities	(561,858,000)	(911,947,000)
Financing activities
Increase of long-term debt	948,000	0
Repayment of long-term debt	(79,150,000)	(401,654,000)
Payment of lease liabilities	(161,211,000)	(153,996,000)
Repayment of debt assumed in business acquisitions	(56,994,000)	(113,036,000)
Settlement of derivative financial instruments	2,921,000	6,258,000
Withholding taxes remitted on the net settlement of performance share units	13,879,000	0
Purchase of Class A subordinate voting shares held in trusts	(74,455,000)	(70,303,000)
Purchase and cancellation of Class A subordinate voting shares	(788,020,000)	(913,388,000)
Issuance of Class A subordinate voting shares	88,316,000	41,691,000
Net change in clients' funds obligations	(110,852,000)	13,330,000
Cash used in financing activities	(1,192,376,000)	(1,591,098,000)
Effect of foreign exchange rate changes on cash, cash equivalents and cash included in funds held for clients	8,884,000	(46,500,000)
Net increase (decrease) in cash, cash equivalents and cash included in funds held for clients	366,899,000	(684,547,000)
Cash, cash equivalents and cash included in funds held for clients, beginning of year	1,471,184,000	2,155,731,000
Cash, cash equivalents and cash included in funds held for clients, end of year	1,838,083,000	1,471,184,000
Cash composition:
Cash and cash equivalents	1,568,291,000	966,458,000
Cash included in funds held for clients	$ 269,792,000	$ 504,726,000